GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 189,802,136
Ending balance	252,357,676
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	197,940,000
Acquired through combinations and acquisitions [Notes 1 & 4]	75,172,042
Addition	1,100,000
Ending balance	274,212,042
Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(8,137,864)
Amortization	13,716,502
Ending balance	(21,854,366)
Licences/permits
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	21,116,846
Ending balance	94,620,385
Licences/permits | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	22,000,000
Acquired through combinations and acquisitions [Notes 1 & 4]	75,172,042
Ending balance	97,172,042
Licences/permits | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(883,154)
Amortization	1,668,503
Ending balance	(2,551,657)
Right-to-use licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	132,988,136
Ending balance	124,851,470
Right-to-use licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	138,550,000
Addition	1,100,000
Ending balance	139,650,000
Right-to-use licenses | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(5,561,864)
Amortization	9,236,666
Ending balance	(14,798,530)
Host community agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	33,594,982
Ending balance	31,261,649
Host community agreements | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	35,000,000
Ending balance	35,000,000
Host community agreements | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,405,018)
Amortization	2,333,333
Ending balance	(3,738,351)
Trade name/brand
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,102,172
Ending balance	1,624,172
Trade name/brand | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,390,000
Ending balance	2,390,000
Trade name/brand | Accumulated depreciation and amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(287,828)
Amortization	478,000
Ending balance	$ (765,828)